Income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income and expenses
Schedule of revenue from contracts with customers

	For the year ended December 31, 2025
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	77,990	14,929	17,967	110,886	—	110,886
Americas other than USA	5,451	571	223	6,245	—	6,245
Europe (without Belgium) & Africa	41,412	16,372	67,229	125,013	—	125,013
Belgium	1,727	164	4,265	6,156	—	6,156
Asia Pacific	7,658	8,871	2,803	19,332	—	19,332
Total revenue from contracts with customers	134,239	40,907	92,486	267,633	—	267,633
Type of goods or service
Software revenue (non-medical)	—	40,907	—	40,907	—	40,907
Software revenue (medical)	37,299	—	—	37,299	—	37,299
Medical devices and services	96,941	—	—	96,941	—	96,941
Manufacturing	—	—	92,486	92,486	—	92,486
Total revenue from contracts with customers	134,239	40,907	92,486	267,633	—	267,633
Timing of revenue recognition
Goods/Services transferred at a point in time	101,354	7,358	87,460	196,172	—	196,172
Goods/Services transferred over time	32,885	33,549	5,026	71,460	—	71,460
Total revenue from contracts with customers	134,239	40,907	92,486	267,633	—	267,633

	For the year ended December 31, 2024
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	65,288	16,286	27,010	108,584	—	108,584
Americas other than USA	5,678	601	237	6,516	—	6,516
Europe (without Belgium) & Africa	37,591	16,884	72,549	127,024	—	127,024
Belgium	1,448	153	4,963	6,564	—	6,564
Asia Pacific	6,353	9,975	1,749	18,077	—	18,077
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Type of goods or service
Software revenue (non-medical)	—	43,899	—	43,899	—	43,899
Software revenue (medical)	33,756	—	—	33,756	—	33,756
Medical devices and services	82,602	—	—	82,602	—	82,602
Manufacturing	—	—	106,508	106,508	—	106,508
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Timing of revenue recognition
Goods/Services transferred at a point in time	86,436	11,599	101,876	199,911	—	199,911
Goods/Services transferred over time	29,922	32,300	4,632	66,854	—	66,854
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765

	For the year ended December 31, 2023
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	53,748	15,451	21,151	90,350	—	90,350
Americas other than USA	5,673	488	888	7,049	—	7,049
Europe (without Belgium) & Africa	34,082	17,708	78,686	130,476	—	130,476
Belgium	1,155	130	6,980	8,265	—	8,265
Asia Pacific	6,718	10,665	2,605	19,988	—	19,988
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Type of goods or service
Software revenue (non-medical)	—	44,442	—	44,442	—	44,442
Software revenue (medical)	31,700	—	—	31,700	—	31,700
Medical devices and services	69,676	—	—	69,676	—	69,676
Manufacturing	—	—	110,310	110,310	—	110,310
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Timing of revenue recognition
Goods/Services transferred at a point in time	73,750	14,844	105,205	193,799	—	193,799
Goods/Services transferred over time	27,626	29,598	5,105	62,329	—	62,329
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127

Schedule of revenue per type of good or service

	For the year ended December 31
in 000€	2025	2024	2023
Software revenue (non-medical)	40,907	43,899	44,442
Software revenue (medical)	37,299	33,756	31,700
Medical devices and services	96,941	82,602	69,676
Manufacturing	92,486	106,508	110,310
Total	267,633	266,765	256,127

Schedule of receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers

	As of December 31,
in 000€	2025	2024	2023
Trade receivables, included in ‘trade and other receivables’	55,906	53,718	53,505
Contract assets / contracts in progress	—	590	637
Contract liabilities / deferred income / advances received on contracts	52,208	51,792	50,390

Schedule of cost of sales

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(49,207)	(52,576)	(53,747)
Amortization and depreciation	(11,890)	(11,607)	(11,298)
Payroll expenses	(53,719)	(51,705)	(46,678)
Work in Progress	133	(52)	727
Total	(114,684)	(115,940)	(110,996)

Schedule of research and development expense

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(6,392)	(6,026)	(4,759)
Amortization and depreciation	(1,414)	(1,696)	(1,459)
Payroll expenses	(38,283)	(36,678)	(31,900)
Other	—	—	20
Total	(46,089)	(44,400)	(38,098)

Schedule of sales and marketing expenses

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(10,810)	(10,949)	(10,437)
Amortization and depreciation	(2,162)	(2,319)	(2,285)
Payroll expenses	(48,620)	(48,328)	(45,100)
Other	—	(24)	—
Total	(61,591)	(61,620)	(57,822)

Schedule of general and administrative expenses

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(8,781)	(7,154)	(7,211)
Amortization and depreciation	(3,236)	(2,747)	(2,361)
Payroll expenses	(28,123)	(29,696)	(27,496)
Other	17	—	—
Total	(40,122)	(39,597)	(37,068)

Schedule of net other operating incomes expenses

	For the year ended December 31
in 000€	2025	2024	2023
Government grants	5,282	4,913	4,853
Amortization intangibles purchase price allocation(1)	(3,078)	(3,326)	(4,012)
Allowance for doubtful debtors	(418)	(95)	(448)
Tax credits	913	1,246	1,360
Arbitration settlement	—	—	(5,189)
Impairment of intangible assets (Note 6) and PP&E (Note 7)	—	—	(3,054)
Impairment of goodwill (Note 5)	—	—	(1,175)
Other	1,090	1,485	1,141
Total	3,789	4,223	(6,524)
(1)

The Amortization intangibles purchase price allocation relates to the amortization of intangibles assets recognized in purchase price allocations from the acquisitions of Materialise Motion, Engimplan, ACTech, E-Prototypy, OrthoView, Cenat, Link3D, Identify3D and FEops NV. As of December 31, 2025, the remaining amortization period for the acquired customer relationships is 2.1 years for Materialise Motion and 11.0 years for ACTech. The customer relationships acquired in Engimplan, E-Prototypy, OrthoView and Cenat are fully amortized. As of December 31, 2025, the remaining amortization period for the acquired technology and contracts is 1.8 years for Materialise Motion and 5.6 years for FEops NV. The amortization of these assets does not directly relate to specific functional areas such as cost of sales or research and development.

Schedule of breakdown of payroll expenses

	For the year ended December 31
in 000€	2025	2024	2023
Short-term employee benefits	(131,533)	(127,328)	(117,443)
Social security expenses	(24,288)	(22,370)	(19,430)
Expenses defined contribution plans	(1,371)	(1,743)	(1,586)
Other employee expenses	(11,558)	(14,965)	(12,715)
Total	(168,750)	(166,406)	(151,174)
Total registered employees at the end of the period	2,556	2,514	2,437

Schedule of financial expenses

	For the year ended December 31
in 000€	2025	2024	2023
Interest expense	(1,712)	(1,299)	(1,751)
Foreign exchange losses	(3,539)	(1,310)	(1,770)
Other financial expenses	(365)	(360)	(344)
Total	(5,616)	(2,969)	(3,865)

Schedule of financial income

	For the year ended December 31
in 000€	2025	2024	2023
Interest income	2,838	4,252	4,450
Foreign exchange gains	1,109	3,416	563
Other finance income	20	9	6
Total	3,967	7,677	5,019

Schedule of breakdown of the tax expense

	As of December 31,
in 000€	2025	2024	2023
Current income tax	(934)	(1,861)	(2,355)
Deferred income taxes	1,363	1,128	2,277
Total income taxes for the period	429	(733)	(78)

Schedule of breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense

	Asset/(liability)			Income/(expense)
in 000€	2025	2024	2023	2025	2024	2023
Tax losses, patent and innovation income deduction, and other tax credits	3,225	3,263	3,199	—	—	—
Amortization development assets and other intangible assets	2,016	1,357	400	—	—	—
Depreciation property, plant & equipment	384	338	224	—	—	—
Leases	129	48	53	—	—	—
Non deductible expenses	163	—	—	—	—	—
Other items	198	314	343	—	—	—
Total deferred tax assets	6,115	5,320	4,220	1,282	1,877	3,623
Property, plant & equipment	(980)	(541)	(569)	—	—	—
Intangible assets	(3,637)	(3,847)	(3,664)	—	—	—
Deferred income	—	(425)	(743)	—	—	—
Investment grants	(11)	(159)	(172)	—	—	—
Prepaid expenses	(102)	—	—	—	—	—
Other items	(74)	(27)	—	—	—	—
Total deferred tax liabilities	(4,804)	(5,000)	(5,148)	81	(749)	(1,345)
Netting	2,144	1,798	1,422	—	—	—
Total deferred tax assets, net	3,971	3,523	2,797	—	—	—
Total deferred tax liabilities, net	(2,660)	(3,202)	(3,725)	—	—	—
Total deferred tax income (expense)	—	—	—	1,363	1,128	2,277

Schedule of relationship between tax expense and accounting profit

	For the year ended December 31
in 000€	2025	2024	2023
Profit (loss) before taxes	7,287	14,139	6,772
Income tax at statutory rate of 25%	(1,822)	(3,535)	(1,693)
Effect of different local tax rate	159	(294)	(416)
Tax adjustments to the previous period	313	125	(63)
Non-deductible expenses	(330)	(301)	(324)
Research and development tax credits	220	517	203
Innovation income deduction	2,984	3,325	2,560
Non recognition of deferred tax asset	(2,969)	(1,292)	(1,815)
Recognition of previously unrecognized tax losses	1,407	221	1,186
Non-taxable income	877	574	450
Use of previous years’ tax losses and tax credits (or deductible temporary differences) for which no deferred tax assets were recognized	—	462	—
Taxes on other basis	(409)	(348)	(232)
Other	(1)	(187)	66
Income tax benefit (expense) as reported in the consolidated income statement	429	(733)	(78)